UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2016

	Shares	Value
Corporate Bond Trust Certificates - 28.56%

Direct Trust Certificates - 28.56%
Amtrust Finl Svcs Inc Sub Nt Exp 9/15/55	5,000	125,650
Amg 6.375 08/15/42	32,000	840,000
Ares Capital Corp. Sr Nt 10/1/22 - 5.875%	32,000	817,280
Capitala Finance Corp. 7.125% - 6/16/21 Pfd - Series F	25,000	619,003
Colony Capital, Inc. 7.125% 12/31/49 Pfd	16,000	353,280
Ctl 6.625 09/15/55 Pfd	12,000	295,680
Ctl 7% 02/01/56	18,000	462,600
Etr 5.5 04/01/66	10,000	254,300
Hercules Technology Growth Cap Sr NT 9/30/19 - 7.0%	8,013	202,889
KKR Financial Holdings 6.75 12/31/49	17,000	428,740
KKR Financial Holdings Pfd Ser A - 7.375%	12,000	322,800
Main Street Capital Corp. - 6.125% 4/1/23 Series	15,000	380,850
MVC Capital, Inc. 1/15/23 Series - 7.25%	30,000	726,300
Saratoga Investment Corp. 5/31/20 - 7.50%	32,000	799,360
Travelcenters Amer LLC Sr Nt Exp 10/15/30	17,100	414,812
THL Credit, Inc. 6.75% 11/15/21 Pfd	12,000	298,172
Torchmark Corp. 12/15/52 - 5.875%	28,000	707,840
Triangle Capital Corp. 6.375% 3/15/22 Pfd	10,000	249,500
United States Cellular Corp. 7.25% 12/01/64	10,000	251,500
		8,550,556

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $7,470,416)		8,550,556

Investment Companies - 38.28%

Closed-End Income Funds - 28.81%
Aberdeen Asia-Pacific Income Fund, Inc.	315,000	1,575,000
AllianzGI Convertible & Income Fund	110,000	609,400
BlackRock Credit Allocation Income Trust IV	98,500	1,233,220
Franklin Limited Duration Income Trust	85,000	963,900
MFS Intermediate Income Trust	300,000	1,383,000
MFS Multimarket Income Trust	100,000	583,000
PIMCO Dynamic Credit Income Fund	35,000	610,400
Wells Fargo Advantage Multi-Sector Income Fund	50,000	611,000
Western Asset/Claymore Inflation-Linked Opportunity	95,600	1,057,336
		8,626,256

Closed-End Funds, Senior Securities - 9.47%
Gabelli Equity Trust, Inc. Ser J - 5.45% Pfd	7,000	175,140
Gabelli Dividend & Income Trust Preferred A - 5.875%	38,500	1,014,752
Gabelli Equity Trust, Inc. Ser D - 5.875% Pfd	15,000	390,483
The GDL Fund Series B 3/26/18 - 3.0%	25,000	1,256,500
		2,836,875

TOTAL INVESTMENT COMPANIES (Cost $10,740,993)		11,463,131

Traditional Preferred- 13.09%
Citigroup Inc. 6.3% 12/31/49 Pfd	12,000	312,240
Capital One Financial Corp F 6.2% 12/31/49	17,000	442,000
Maiden Holdings Ltd Pfd Ser C - 7.125%	12,000	289,920
Morgan Stanley Ser A - 4% Pfd	10,000	202,800
Northern Trust Corp. - 5.85% Series C Pfd	10,000	269,500
Charles Schwab 6% 12/31/49	30,000	791,400
State Street Corp. - 6% 12/31/49 Pfd	31,000	823,360
Wells Fargo & Co. 6% 12/31/49	30,000	789,600
		3,920,820

TOTAL TRADITIONAL PREFERRED (Cost $3,760,512)		3,920,820

REIT Senior Securities - 8.64%
Apollo Coml Real Estate Pfd Ser A 8.625%	20,000	504,200
Apollo Invt Corp Sr Nts 6.875% Exp 7/15/43	10,000	252,900
Arbor Realty Trust, Inc. 7.375% 5/15/21 Pfd	16,200	401,922
Digital Realty Trust, Inc. Preferred Series G	12,000	300,960
Pebblebrook Hotel Tr Pfd Ser C 6.50%	10,000	258,000
Public Storage 6% series Z Pfd	2,500	68,900
HSG Properties Senior - 6.25%	5,000	126,250
Wells Fargo REIT 6.375% Series A 12/31/49 Pfd	25,000	673,250
		2,586,382

TOTAL REIT SENIOR SECURITIES (Cost $2,392,339)		2,586,382

Money Market Funds - 12.67%
First American Funds Government Obligation Class Y 0.01% (a)	3,795,105	3,795,105
		3,795,105

TOTAL MONEY MARKET FUNDS (Cost $3,795,105)		3,795,105

TOTAL INVESTMENTS (Cost $28,480,026) 99.82%		30,315,994

Liabilities In Excess of Other Assets - -1.25%		(372,896)

TOTAL NET ASSETS - 100.00%		29,943,098

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2016.

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
March 31, 2016

	Shares	Value
Common Stocks - 99.4%

Aerospace & Defense - 4.45%
BWX Technologies, Inc. Common S	47,630	1,598,463
Vectrus, Inc. (a)	40,798	928,154
		2,526,617

Airlines - 1.15%
Skywest, Inc.	32,504	649,755
		649,755

Auto Components - 0.82%
Horizon Global Corporation (a)	36,958	464,932
		464,932

Biotechnology - 2.39%
Baxalta Incorporated	33,650	1,359,460
		1,359,460

Building Products - 3.12%
Allegion PLC	21,540	1,372,313
Masco Corporation	12,580	395,641
		1,767,954

Capital Markets - 1.24%
Ashford, Inc. (a)	3,506	159,839
INTL FCStone Inc. (a)	20,410	545,559
		705,398

Chemicals - 1.73%
GCP Applied Technologies Inc. (a)	29,550	589,227
The Scotts Miracle-Gro Co.	5,350	389,320
		978,547

Commercial Banks - 0.89%
Farmers National Banc Corp. (c)	56,757	505,705
		505,705

Commercial Services & Supplies - 0.13%
Kimball International, Inc.	6,340	71,959
		71,959

Communications Equipment - 0.94%
Polycom, Inc. (a)	47,740	532,301
		532,301

Consumer Finance - 2.63%
Ally Financial, Inc. (a)	79,750	1,492,920
		1,492,920

Diversified Financial Services - 4.26%
Fidelity National Financial, Inc. (a)	137,357	1,490,323
Voya Financial, Inc.	31,100	925,847
		2,416,170

Diversified Telecommunications Services - 1.55%
Cincinnati Bell, Inc. (a)	227,470	880,309
		880,309

Electrical Equipment - 3.27%
Allied Motion Technologies Inc.	23,690	426,420
Babcock & Wilcox Co. (a)	66,625	1,425,775
		1,852,195

Electrical Equipment, Instruments & Components - 0.28%
Electro Scientific Industries, Inc.	21,837	156,135
		156,135

Food & Staples Retailing - 2.04%
SpartanNash, Inc.	38,090	1,154,508
		1,154,508

Food Products - 5.43%
Mead Johnson Nutrition Co.	5,110	434,197
Nomad Holdings Ltd. (a)	93,665	843,922
Post Holdings, Inc. (a)	13,652	938,848
Whitewave Foods Co. Class A (a)	21,189	861,121
		3,078,087

Gas Utilities - 4.07%
ONE Gas, Inc.	23,630	1,443,793
South Jersey Industries, Inc.	30,400	864,880
		2,308,673

Health Care Equipment & Supplies - 1.21%
Utah Medical Products, Inc.	11,004	688,190
		688,190

Health Care Providers & Services - 1.03%
Corvel Corp. (a)	14,805	583,613
		583,613

Health Care Technology - 1.86%
Allscripts Healthcare Solutions, Inc. (a)	54,250	716,643
Simulations Plus, Inc.	38,311	338,286
		1,054,929

Hotels, Restaurants & Leisure - 3.22%
Darden Restaurants, Inc.	5,960	395,148
Interval Leisure Group, Inc.	10,634	176,312
J. Alexander's Holdings, Inc. C (a)	82,180	867,821
Krispy Kreme Doughnuts, Inc. (a)	24,941	388,830
		1,828,111

Household Products - 1.09%
Energizer Holdings Inc.	28,350	1,148,459
Orchids Paper Products Company	13,311	366,186
		1,514,644

IT Services - 2.3%
Blackhawk Network Holdings, Inc. Class A (a)	11,573	396,954
Science Applications International Corp.	16,990	906,247
		1,303,201

Internet & Catalog Retail - 8%
FTD Companies, Inc. (a)	56,027	1,470,709
Lands' End, Inc. (a)	11,056	282,039
Liberty Interactive Corp. - Class A (a)	50,010	1,262,753
Liberty Ventures - Class A (a)	38,890	1,521,377
		4,536,877

Internet Software & Services - 3.8%
Autobytel, Inc. (a)	49,931	866,802
United Online, Inc. (a)	111,808	1,290,264
		2,157,066

Leisure Products - 2.65%
Nautilus, Inc. (a)	38,025	734,643
Vista Outdoor, Inc. (a)	14,830	769,825
		1,504,468

Machinery - 1.01%
SPX Corporation	37,968	570,279
		570,279

Media - 14.02%
	41,109	622,390
Lamar Advertising Co. Class A	15,920	979,080
Liberty Broadband - C (a)	13,690	793,336
Liberty Media Corp. (a)	3,740	144,476
Liberty Media Corp. - Class C (a)	34,800	1,325,532
Media General, Inc. (a)	20,190	329,299
Scripps Networks Interactive, Inc.	8,930	584,915
Starz - Liberty Capital (a)	9,940	261,720
Time, Inc.	11,383	175,754
Townsquare Media, Inc. - Class A (a)	54,970	616,214
Tribune Media Co. - Class A	55,254	2,118,991
		7,951,706

Metals & Mining- 1.18%
Olympic Steel Inc.	38,724	670,312
		670,312

Oil, Gas & Consumable Fuels - 0.66%
QEP Resources, Inc. (a)	26,690	376,596
		376,596

Personal Products - 1.05%
Edgewell Personal Care Company	7,380	594,311
		594,311

Professional Services - 0%
CRA International Inc. (a)	10,854	213,173
		213,173

Real Estate Investment Trusts - 4.71%
Communications Sales & Leasing, Inc.	27,390	609,428
Cyrusone, Inc.	22,390	1,022,104
Four Corners Property Trust (a)	1,189	21,343
New Senior Investment Group, Inc.	98,775	1,017,383
		2,670,257

Real Estate Management & Development - 0.95%
Alexander & Baldwin, Inc.	14,634	536,775
		536,775

Specialty Retail - 3.53%
Barnes & Noble Education, Inc (a)	19,398	239,759
Build-A-Bear Workshop Inc. (a)	41,640	540,904
CST Brands, Inc.	25,200	964,908
Hibbett Sports, Inc. (a)	7,160	257,044
		2,002,615

Textiles, Apparel & Luxury Goods - 0.69%
Cherokee, Inc.	22,129	393,675
		393,675

Thrifts & Mortgage Finance - 3.25%
TFS Financial Corp.	106,130	1,843,478
		1,843,478

Trading Companies & Distributors - 0.84%
Houston Wire & Cable Company	68,477	478,654
		478,654

TOTAL COMMON STOCKS (Cost $51,026,008)		56,374,555

Money Market Funds - 0.96%
First American Funds Government Obligation Class Y 0.01% (b)	542,663	542,663
		542,663

TOTAL MONEY MARKET FUNDS (Cost $542,663)		542,663

TOTAL INVESTMENTS (Cost $51,116,426) 100%		56,917,218

Liabilities In Excess of Other Assets - (0.00)%		(201,485)

TOTAL NET ASSETS - 100.00%		56,715,732

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2016.
(c) Adviser owns more than 5% of the outstanding voting shares of the company.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
March 31, 2016

	Shares	Value
Common Stocks - 98.1%

Aerospace & Defense - 0.78%
Arotech Corp. (a)	50,000	121,500
		121,500

Auto Components - 1.79%
Fuel Systems Solutions, Inc. (a)	37,500	207,375
Spartan Motors Inc.	44,999	177,746
		385,121

Banks - 1.28%
Banc of California, Inc.	7,500	131,250
MidSouth Bancorp Inc.	15,000	114,450
		245,700

Biotechnology - 0.73%
QLT, Inc. (a)	73,000	145,270
		145,270

Capital Markets - 4.63%
Calamos Asset Management, Inc. Class A	20,000	169,800
Harris & Harris Group, Inc. (a)	150,542	248,394
MVC Capital, Inc.	40,972	305,651
		723,845

Chemicals - 1.52%
Landec Corp. (a)	20,000	210,000
		210,000

Commercial Banks - 0.73%
Boston Private Financial Holdings, Inc.	10,000	114,500
		114,500

Commercial Services & Supplies - 3.5%
Fuel Tech, Inc. (a)	35,000	61,250
Kimball International, Inc. Class B	19,000	215,650
Perma-Fix Environmental Services, Inc. (a)	72,957	269,941
		546,841

Communications Equipment - 1.87%
Aviat Networks, Inc. (a)	220,307	156,418
Oclaro, Inc. (a)	25,000	135,000
		291,418

Computers & Peripherals - 1.84%
Imation Corp. (a)	116,272	180,222
Silicon Graphics International Corp. (a)	15,000	106,800
		287,022

Construction & Engineering - 5.31%
Layne Christensen Company (a)	36,757	264,283
Northwest Pipe Co. (a)	25,000	230,500
Orion Marine Group, Inc (a)	25,000	129,500
Sterling Construction Co., Inc. (a)	40,000	206,000
		830,283

Distributors - 1.43%
VOXX International Corp. Class A (a)	50,096	223,929
		223,929

Diversified Consumer Services - 0.96%
Lincoln Educational Services Corp. (a)	60,000	148,800
		148,800

Diversified Financial Services - 1.41%
Pico Holdings, Inc. (a)	21,570	220,661
		220,661

Diversified Telecommunications - 1.44%
Alaska Communications Systems Group, Inc. (a)	125,981	224,246
		224,246

Electronic Equipment, Instruments & Components - 11.97%
Checkpoint Systems Inc. (a)	6,000	60,720
Deswell Industries, Inc.	6,500	11,050
Electro Scientific Industries, Inc. (a)	57,500	411,125
Iteris, Inc. (a)	114,028	278,228
Kimball Electronics, Inc. (a)	11,250	125,663
Mace Security International, Inc. (a)(d)(e)(f)	150,000	64,500
Maxwell Technologies, Inc. (a)	40,000	237,600
Perceptron, Inc. (a)	15,000	72,750
Radisys Corp. (a)	40,000	158,000
Richardson Electronics Ltd.	50,006	258,031
Vicon Industries, Inc. (a)	70,958	66,701
Vishay Precision Group, Inc. (a)	9,000	126,090
		1,870,457

Energy Equipment & Services - 1.7%
Dawson Geophysical Co. (a)	28,040	128,143
Gulf Island Fabrication Inc.	17,500	137,375
		265,518

Food Products - 1.37%
Coffee Holding Company, Inc. (a)	55,000	214,500
		214,500

Health Care Equipment & Supplies - 6.1%
Cryolife, Inc.	4,711	50,643
Digirad Corp.	90,892	450,824
Invacare Corp.	16,000	210,720
RTI Biologics, Inc. Com (a)	60,000	240,000
		952,188

Health Care Providers & Services - 0.19%
Interpace Diagnostics Group, Inc. (a)	103,210	28,899
		28,899

Hotels, Restaurants & Leisure - 1.95%
Dover Downs Gaming & Entertainment, Inc. (a)	10,000	10,700
Luby's, Inc. (a)	50,083	242,903
Ruby Tuesday, Inc. (a)	9,500	51,110
		304,713

Household Durables - 4.81%
Emerson Radio Corp. (a)	116,315	97,705
Natuzzi SpA ADR (a)(c)	133,354	194,697
Skullcandy, Inc. (a)	20,000	71,200
Stanley Funiture Co., Inc. (a)	105,432	279,395
ZAGG, Inc. (a)	12,000	108,120
		751,116

IT Services - 0.2%
Ciber, Inc. (a)	15,000	31,650
		31,650

Insurance - 2.78%
State Auto Financial Corp.	7,500	165,450
United Insurance Holdings Corp.	14,000	268,940
		434,390

Internet Software & Services - 2.45%
Liquidity Services, Inc. (a)	10,000	51,800
Monster Worldwide, Inc. (a)	28,000	91,280
Realnetworks, Inc. (a)	59,000	239,540
		382,620

Leisure Products - 5.32%
Black Diamond, Inc. (a)	20,500	92,660
Callaway Golf Co.	37,500	342,000
Jakks Pacific, Inc. (a)	40,000	297,600
LeapFrog Enterprises, Inc. - Class A (a)	100,000	99,500
		831,760

Life Sciences Tools & Services - 2.2%
Albany Molecular Research, Inc. (a)	22,500	344,025
		344,025

Machinery - 3.48%
FreightCar America, Inc.	7,500	116,850
LB Foster Co. - Class A	14,000	254,240
MFRI, Inc. (a)	17,500	122,500
Twin Disc, Inc.	5,000	50,650
		544,240

Media- 1.18%
Ballantyne Strong, Inc. (a)	40,210	184,564
		184,564

Metals & Mining- 4.51%
Ampco-Pittsburgh Corp.	15,401	214,228
Endeavour Silver Corp. (a)	65,000	159,900
Materion Corporation	2,500	66,200
Universal Stainless & Alloy Products, Inc. (a)	26,000	264,940
		705,268

Oil, Gas & Consumable Fuels - 0.39%
Vaalco Energy, Inc. (a)	52,500	49,350
Warren Resources, Inc. (a)	65,000	11,089
		60,439

Professional Services - 2.06%
Acacia Research Corporation (a)	10,000	37,900
CDI Corp.	32,000	200,960
Heidrick & Struggles Intl, Inc.	3,500	82,950
		321,810

Semiconductors & Semiconductor Equipment - 6.34%
Amtech Systems, Inc. (a)	30,130	195,544
Axcelis Technologies, Inc. (a)	155,000	434,000
AXT, Inc. (a)	98,950	244,407
Kopin Corp. (a)	15,000	24,900
Rubicon Technology, Inc. (a)	46,000	33,580
Trio Tech International (a)	18,322	58,630
		991,061

Software - 1.15%
Telenav, Inc. (a)	30,507	179,991
		179,991

Specialty Retail - 1.17%
HHGregg, Inc. (a)	20,019	42,240
Sears Hometown and Outlet Stores, Inc. (a)	22,000	141,240
		183,480

Technology Harware, Storage & Peripheral - 0.71%
TransAct Technologies, Inc.	13,515	110,012
		110,012

Textiles, Apparel & Luxury Goods - 4.59%
Lakeland Industries, Inc. (a)	58,450	717,182
		717,182

Thrifts & Mortgage Finance - 1.26%
Trustco Bank Corp.	32,500	196,950
		196,950

TOTAL COMMON STOCKS (Cost $16,469,833)		15,325,968

Money Market Funds - 1.97%
First American Funds Government Obligation Class Y 0.01% (b)	308,354	308,354
		308,354

TOTAL MONEY MARKET FUNDS (Cost $308,354)		308,354

TOTAL INVESTMENTS (Cost $16,778,187) 100.08%		15,634,322

Liabilities In Excess of Other Assets - -0.08%		(11,940)

TOTAL NET ASSETS - 100.00%		15,622,382

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2016.
(c) ADR - American Depository Receipt
(d) The Ancora Trust Chairman serves on the Board of Directors of this company.
(e) The Portfolio Manager of this Fund serves on the Board of Directors for this company.
(f) Adviser owns more than 5% of the outstanding voting shares of the company.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
March 31, 2016

	Shares	Value
Common Stocks - 52.7%

Banks - 5.07%
Centrue Financial Corp. (a)	15,000	261,000
Independent Bank Corp.	25,000	363,750
		624,750

Building Products - 1.63%
Alpha Pro Tech Ltd (a)	110,000	200,200
		200,200

Capital Markets - 2.15%
Safeguard Scientifics, Inc. (a)	20,000	265,000
		265,000

Chemicals - 8.37%
FMC Corp.	10,000	403,700
Huntsman Corporation	20,000	266,000
OMNOVA Solutions, Inc. (a)	65,000	361,400
		1,031,100

Consumer Finance - 2.74%
Ally Financial, Inc. (a)	18,000	336,960
		336,960

Diversified Financial Services - 6.57%
Citigroup, Inc.	10,000	417,500
Leucadia National Corp.	10,000	392,000
		809,500

Electrical Equipment - 2.8%
PowerSecure International, Inc. (a)	10,000	186,900
Revolution Lighting Technologies, Inc. (a)	30,000	157,800
		344,700

Electronic Equipment, Instruments & Components - 10.11%
Iteris, Inc (a)	70,000	170,800
Mace Security International, Inc. (a)(c)(d)(f)	2,500,000	1,075,000
		1,245,800

Industrial Conglomerates - 2.58%
General Electric Co	10,000	317,900
		317,900

Insurance - 1.44%
Genworth Financial, Inc. - Class A (a)	65,000	177,450
		177,450

Internet Software & Services - 1.49%
Yahoo, Inc. (a)	5,000	184,050
		184,050

Machinery - 1.49%
Trinity Industries Inc	10,000	183,100
		183,100
Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	-
		-

Oil, Gas & Consumable Fuels - 0.72%
StealthGas, Inc. (a)	25,000	88,250
		88,250

Personal Products - 0.86%
Stephan Co. (a)(c)	94,043	105,328
		105,328

Semiconductors & Semiconductor Equipment - 1.7%
Micron Technology, Inc.	20,000	209,400
		209,400

Textiles, Apparel & Luxury Goods - 2.99%
Lakeland Industries, Inc. (a)	30,000	368,100
		368,100

Thrifts & Mortgage Finance - 1.13%
Riverview Bancorp, Inc. (f)(g)	33,000	138,600
		138,600

TOTAL COMMON STOCKS (Cost $5,768,164)		6,630,188

Investment Companies - 34.35%
Alpine Total Dynamic Dividend Fund	80,000	600,000
Blackrock Resources & Commodities Strategy Trust	15,000	108,150
Boulder Growth & Income Fund, Inc.	50,000	392,500
Cohen & Steers Infrastructure Fund, Inc.	30,000	594,300
Firsthand Technology Value Fund, Inc. (a)	57,500	431,250
Gabelli Dividend & Income Fund	32,000	591,360
Madison Covered Call & Equity Fund	59,200	442,224
Neuberger Berman Real Estate Secs Income Fund	50,000	254,500
RMR Real Estate Income Fund Com	12,000	231,564
Royce Value Trust Inc.	50,000	585,500
		4,231,348

TOTAL INVESTMENT COMPANIES (Cost $4,346,730)		4,231,348

Money Market Funds - 11.88%
First American Funds Government Obligation Class Y 0.01% (b)	1,463,708.120	1,463,708.12
		1,463,708

TOTAL MONEY MARKET FUNDS (Cost $1,463,708)		1,463,708

TOTAL INVESTMENTS (Cost $13,023,887) 101.93%		12,325,244

Liabilities In Excess of Other Assets - (1.93)%		(7,367)

TOTAL NET ASSETS - 100.00%		12,317,877

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2016.
(c) The Ancora Trust Chairman and Portfolio Manager serves on the Board of Directors of this company.
(d) The Portfolio Manager of the MicroCap Fund serves on the Board of Directors for this company.
(e) ADR - American Depository Receipt
(f) Adviser owns more than 5% of the outstanding voting shares of the company.
(g) A Portfolio Manager of the Adviser serves on the Board of Directors for this company.

Federal Income Tax Note (unaudited)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2016 are noted below.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Ancora Income Portfolio	$29,886,023	$786,886	$ (356,916)	$(429,970)
Ancora/Thelen Small-Mid Cap Portfolio	$49,423,927	$10,125,409	$ (2,632,118)	$7,493,291
Ancora MicroCap Portfolio	$16,778,187	$2,765,919	$ (3,909,784)	$(1,143,865)
Ancora Special Opportunities Portfolio	$11,554,138	$1,765,874	$ (994,768)	$(771,106)

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 30,886,024	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 30,886,024	- 0 -

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 56,917,218	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 56,917,218	- 0 -

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 15,634,322	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 15,634,322	- 0 -

Ancora Special Opportunities Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 12,325,244	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 12,325,244	- 0 -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: May 24, 2016